UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

Cash Management Portfolio

(formerly Scudder Cash Management Portfolio)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 24.9%
Alliance & Leicester PLC:
4.02%, 9/6/2006	35,000,000	34,891,368
4.52%, 4/21/2006	86,000,000	85,998,060
Australia & New Zealand Banking Group Ltd., 3.59%, 5/30/2006	25,000,000	25,000,000
Bank of Novia Scotia, 4.8%, 5/10/2006	130,000,000	130,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 4.8%, 4/27/2006	150,000,000	150,000,000
Barclays Bank PLC:
4.79%, 5/10/2006	100,000,000	100,000,000
4.805%, 4/28/2006	110,000,000	110,000,000
Calyon:
4.75%, 10/25/2006	76,000,000	76,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Calyon North America, Inc., 4.16%, 8/8/2006	50,000,000	50,010,903
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	40,000,000	40,000,000
Credit Agricole SA:
4.7%, 9/19/2006	40,000,000	40,000,000
4.74%, 9/28/2006	50,000,000	50,000,000
HBOS Treasury Services PLC, 3.62%, 4/12/2006	60,000,000	60,000,000
LaSalle Bank NA, 3.59%, 5/30/2006	50,000,000	50,000,000
Natexis Banque Populaires:
5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
Nordea Bank Finland PLC, 4.75%, 12/4/2006	40,000,000	40,000,000
Norinchukin Bank, 4.8%, 5/10/2006	145,000,000	145,000,000
Rabobank Nederland NV, 5.045%, 9/29/2006	43,000,000	43,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	35,000,000	35,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	55,000,000	55,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
4.705%, 9/19/2006	35,000,000	35,000,802
4.79%, 11/17/2006	50,000,000	50,014,930
4.795%, 5/10/2006	100,000,000	100,000,000
Tango Finance Corp., 4.045%, 7/25/2006	30,000,000	29,999,527
Toronto Dominion Bank:
3.6%, 6/7/2006	32,000,000	32,000,000
3.705%, 5/19/2006	10,000,000	10,000,064
3.72%, 6/7/2006	50,000,000	49,999,106
3.73%, 6/23/2006	40,000,000	40,000,000
3.75%, 5/16/2006	21,000,000	20,999,747
3.95%, 7/31/2006	40,000,000	40,000,000
UBS AG, 4.795%, 5/10/2006	100,000,000	100,000,000
UniCredito Italiano SpA, 3.73%, 4/12/2006	10,000,000	10,000,000
Wells Fargo Bank, NA, 4.79%, 1/17/2007	50,000,000	50,014,940

Total Certificates of Deposit and Bank Notes (Cost $1,997,929,447)		1,997,929,447

Commercial Paper** 14.3%
Atlantis One Funding Corp.:
4.55%, 4/5/2006	64,394,000	64,361,445
4.77%, 4/28/2006	46,264,000	46,098,490
4.9%, 9/22/2006	28,663,000	27,984,165
CC (USA), Inc., 4.77%, 4/25/2006	23,500,000	23,425,270
Davis Square Funding VI Corp., 4.81%, 5/4/2006	25,000,000	24,889,771
DNB NOR Bank ASA, 4.64%, 8/1/2006	35,000,000	34,449,644
Dorada Finance, Inc., 4.8%, 5/17/2006	24,000,000	23,852,800
Giro Funding US Corp., 4.8%, 5/10/2006	50,000,000	49,740,000
Grampian Funding Ltd., 4.66%, 7/31/2006	25,000,000	24,608,431
Greyhawk Funding LLC, 4.77%, 4/25/2006	150,000,000	149,523,000
K2 (USA) LLC:
4.64%, 7/31/2006	16,200,000	15,947,352
4.96%, 9/28/2006	34,500,000	33,644,400
Liberty Street Funding, 4.77%, 4/25/2006	24,430,000	24,352,313
Natexis US Finance Company LLC, 4.588%, 10/20/2006	100,000,000	97,425,622
Nieuw Amsterdam Receivables Corp.:
4.775%, 4/24/2006	57,724,000	57,547,902
4.93%, 9/29/2006	50,000,000	48,760,653
Perry Global Funding LLC:
Series A, 4.565%, 4/5/2006	74,000,000	73,962,465
Series A, 4.565%, 4/6/2006	52,434,000	52,400,755
Series A, 4.63%, 4/18/2006	37,079,000	36,997,931
Scaldis Capital LLC:
4.77%, 4/25/2006	75,000,000	74,761,500
4.78%, 4/20/2006	40,476,000	40,373,888
4.78%, 4/25/2006	22,098,000	22,027,582
Tulip Funding Corp., 4.79%, 4/28/2006	100,000,000	99,640,750

Total Commercial Paper (Cost $1,146,776,129)		1,146,776,129
Master Notes 1.4%
The Bear Stearns Companies, Inc., 5.0% *, 4/3/2006 (a) (Cost $110,000,000)	110,000,000	110,000,000
US Government Sponsored Agencies 1.2%
Federal National Mortgage Association:
4.0%, 8/8/2006	50,000,000	50,000,000
4.07%, 8/18/2006	40,000,000	40,000,000
4.805% *, 12/22/2006	10,000,000	9,995,708

Total US Government Sponsored Agencies (Cost $99,995,708)		99,995,708
Funding Agreements* 3.0%
Genworth Life Insurance Co.:
3.925%, 9/1/2006	60,000,000	60,000,000
4.61%, 1/25/2007	75,000,000	75,000,000
New York Life Insurance Co., 4.57%, 9/19/2006	80,000,000	80,000,000
Travelers Insurance Co., 5.07%, 3/30/2007	30,000,000	30,000,000

Total Funding Agreements (Cost $245,000,000)		245,000,000
Promissory Notes* 4.3%
The Goldman Sachs Group, Inc.:
4.59%, 6/23/2006	140,000,000	140,000,000
4.64%, 11/10/2006	150,000,000	150,000,000
4.77%, 11/13/2006	25,000,000	25,000,000

4.87%, 6/23/2006	30,000,000	30,000,000

Total Promissory Notes (Cost $345,000,000)		345,000,000
Short Term Notes* 24.6%
American Express Centurion Bank:
4.65%, 8/8/2006	30,000,000	30,000,000
4.778%, 1/26/2007	85,000,000	85,000,000
American Honda Finance Corp., 4.59%, 4/10/2006	40,000,000	40,000,547
Australia & New Zealand Banking Group Ltd., 4.78%, 6/23/2010	30,000,000	30,000,000
Beta Finance, Inc., 144A, 4.55%, 4/10/2006	45,000,000	45,000,366
Cancara Asset Securitization LLC, 144A, 4.7%, 8/15/2006	50,000,000	49,996,220
CIT Group, Inc., 4.949%, 2/15/2007	37,000,000	37,057,034
Commonwealth Bank of Australia, 4.779%, 8/24/2006	40,000,000	40,000,000
Credit Suisse:
4.79%, 9/26/2006	93,000,000	93,000,000
4.93%, 9/26/2006	90,000,000	90,000,000
4.93%, 9/28/2006	150,000,000	150,000,000
Greenwich Capital Holdings, Inc., 4.62%, 4/4/2006	75,000,000	75,000,000
HSBC Finance Corp.:
4.65%, 2/6/2007	75,000,000	75,000,000
4.839%, 4/24/2006	25,000,000	25,000,000
International Business Machine Corp., 4.68%, 4/5/2007	66,000,000	66,000,000
M&I Marshall & Ilsley Bank, 4.729%, 12/15/2006	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
4.72%, 2/2/2007	35,000,000	35,000,000
4.729%, 9/15/2006	35,000,000	35,000,000
Morgan Stanley, 4.86%, 7/10/2006	225,000,000	225,000,000
Nordea Bank AB, 4.73%, 4/9/2007	40,000,000	40,000,000
Northern Rock PLC, 4.66%, 2/5/2007	30,000,000	30,000,000
Pfizer Investment Capital PLC, 4.709%, 12/15/2006	50,000,000	50,000,000
Skandinaviska Enskilda Banken, 4.766%, 7/18/2006	50,000,000	50,000,000
SunTrust Bank, Atlanta, 4.62%, 4/28/2006	250,000,000	250,000,000
UniCredito Italiano SpA:
4.48%, 10/4/2006	100,000,000	99,975,168
4.84%, 6/14/2006	75,000,000	74,991,561
4.919%, 6/30/2006	100,000,000	99,983,900

Total Short Term Notes (Cost $1,977,004,796)		1,977,004,796
Time Deposit 19.1%
ABN AMRO Bank, NV, 4.9%, 4/3/2006	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 4.88%, 4/3/2006	100,000,000	100,000,000
Danske Bank A/S, 4.88%, 4/3/2006	200,000,000	200,000,000
Dexia Credit Local, 4.9%, 4/3/2006	307,000,000	307,000,000
Fifth Third Bank, 4.844%, 4/3/2006	300,000,000	300,000,000
Fortis Bank, 4.844%, 4/3/2006	155,110,055	155,110,055
ING Bank NV, 4.9%, 4/3/2006	250,000,000	250,000,000
State Street Bank and Trust Co., 4.875%, 4/3/2006	75,625,207	75,625,207

Total Time Deposit (Cost $1,537,735,262)		1,537,735,262
Repurchase Agreements 5.3%
BNP Paribas, 4.5%, dated 3/31/2006, to be repurchased at $9,587,377 on 4/3/2006 (b)	9,853,682	9,853,682
Countrywide Securities Corp., 4.86%, dated 3/31/2006, to be repurchased at $389,701,773 on 4/3/2006 (c)	389,544,008	389,544,008
State Street Bank and Trust Co., 4.23%, dated 3/31/2006, to be repurchased at $1,129,398 on 4/3/2006 (d)	1,129,000	1,129,000
UBS Securities LLC, 4.83%, dated 3/31/2006, to be repurchased at $22,524,772 on 4/3/2006 (e)	22,515,709	22,515,709

Total Repurchase Agreements (Cost $423,042,399)		423,042,399

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 7,882,483,741)	98.1	7,882,483,741
Other Assets and Liabilities, Net	1.9	150,356,268

Net Assets	100.0	8,032,840,009

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Rate reset; not a maturity date.
(b)	Collateralized by $7,913,000 US Treasury Inflation Note, 3.625%, maturing on 1/15/2008 with a value of $10,050,956.
(c)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value
152,449,346	Federal Home Loan Mortgage Corp.	4.5-6.5	5/1/2008-	156,090,605
			4/1/2036
246,830,211	Federal National Mortgage Association	3.267-7.0	6/1/2018-	243,888,066
			2/1/2036
Total Collateral Value				399,978,671

(d)	Collateralized by $935,000 US Treasury Bond, 7.5%, maturing on 11/15/2016 with a value of $1,154,189.
(e)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value
31,810,651	Federal National Mortgage Association STRIPS –Principal Only	-	4/1/2033-3/1/2035	22,511,145
3,613,760	Federal National Mortgage Association STRIPS –Interest Only	5.5	12/1/2019	680,443
Total Collateral Value				23,191,588

STRIPS: Separate Trading of Registered Interest and Principal Securities

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006